Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	29 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Jun. 07, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Feb. 28, 2017	Oct. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	May 29, 2015	Oct. 31, 2014
C000009916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 3.00% maximum front-end sales charge)
Account Value	$ 13,914	$ 13,914	$ 13,914	$ 13,914	$ 13,914	$ 13,914	$ 13,914				$ 12,667				$ 11,537			$ 12,187	$ 11,316	$ 11,362	$ 11,141	$ 10,773		$ 10,196		$ 9,584		$ 9,700
Average Annual Return, Percent	6.42%		3.50%				3.36%
C000009916 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 3.00% maximum front-end sales charge)
Average Annual Return, Percent	9.85%		4.14%				3.67%
C000009918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.97%		3.36%				2.91%
C000009918 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,316	13,316	$ 13,316	13,316	13,316	13,316	$ 13,316				12,220				11,201			11,928	11,165	11,289	11,153	10,864		10,358		9,806		10,000
Average Annual Return, Percent	8.97%		3.36%				2.91%
C000035169 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,727	14,727	$ 14,727	14,727	14,727	14,727	$ 14,727				13,385				12,158			12,809	11,860	11,877	11,611	11,197		10,569		9,908		10,000
Average Annual Return, Percent	10.03%		4.40%				3.95%
C000040930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,983	13,983	$ 13,983	13,983	13,983	13,983	$ 13,983				12,778				11,654			12,337	11,503	11,562	11,366	11,019		10,469		9,854		10,000
Average Annual Return, Percent	9.43%		3.88%				3.41%
C000040931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,342	14,342	$ 14,342	14,342	14,342	14,342	$ 14,342				13,071				11,890			12,562	11,680	11,714	11,480	11,102		10,521		9,878		10,000
Average Annual Return, Percent	9.73%		4.13%				3.67%
C000040932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,722	14,722	$ 14,722	14,722	14,722	14,722	$ 14,722				13,388				12,151			12,812	11,872	11,880	11,626	11,215		10,584		9,919		10,000
Average Annual Return, Percent	9.96%		4.38%				3.94%
C000009919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 369,097	369,097	$ 369,097	369,097	369,097	369,097	$ 369,097				335,488				304,706			321,215	297,703	297,714	291,151	280,741		264,868		248,101		250,000
Average Annual Return, Percent	10.02%		4.39%				3.97%
C000185695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,480,010	1,480,010	$ 1,480,010	1,480,010	1,480,010	1,480,010	$ 1,480,010				1,344,426				1,220,292			1,284,105	1,188,356	1,190,701	1,163,726	1,120,218		1,056,868		990,770		1,000,000
Average Annual Return, Percent	10.08%		4.45%				4.00%
C000009947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 14,128	14,128	$ 14,128	14,128	14,128	14,128	$ 14,128				12,316				11,641			13,173	12,096	11,708	10,813	10,784		9,970		9,310		9,550
Average Annual Return, Percent	9.55%		2.88%				3.52%
C000009947 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	14.71%		3.83%				3.99%
C000009949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	12.69%		3.06%				3.21%
C000009949 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,721	13,721	$ 13,721	13,721	13,721	13,721	$ 13,721				12,069				11,482			13,100	12,119	11,802	10,987	11,057		10,284		9,687		10,000
Average Annual Return, Percent	13.69%		3.06%				3.21%
C000049003 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,180	15,180	$ 15,180	15,180	15,180	15,180	$ 15,180				13,200				12,453			14,047	12,883	12,419	11,441	11,391		10,479		9,775		10,000
Average Annual Return, Percent	15.00%		4.10%				4.26%
C000040942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,335	14,335	$ 14,335	14,335	14,335	14,335	$ 14,335				12,555				11,890			13,498	12,450	12,071	11,174	11,192		10,364		9,719		10,000
Average Annual Return, Percent	14.17%		3.50%				3.67%
C000040943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,798	14,798	$ 14,798	14,798	14,798	14,798	$ 14,798				12,923				12,199			13,803	12,695	12,272	11,335	11,319		10,437		9,762		10,000
Average Annual Return, Percent	14.50%		3.81%				4.00%
C000040944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,246	15,246	$ 15,246	15,246	15,246	15,246	$ 15,246				13,267				12,505			14,097	12,925	12,433	11,459	11,394		10,488		9,778		10,000
Average Annual Return, Percent	14.92%		4.16%				4.31%
C000227371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,209	15,209	$ 15,209	15,209	15,209	15,209	$ 15,209				13,211				12,442			14,029	12,847	12,430	11,465	11,411		10,498		9,782		10,000
Average Annual Return, Percent	15.13%		4.12%				4.28%
C000009950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 379,093	379,093	$ 379,093	379,093	379,093	379,093	$ 379,093				329,628				310,558			350,467	321,175	310,756	286,622	285,263		262,454		244,546		250,000
Average Annual Return, Percent	15.01%		4.06%				4.25%
C000185702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,530,313	1,530,313	$ 1,530,313	1,530,313	1,530,313	1,530,313	$ 1,530,313				1,330,559				1,253,020			1,410,844	1,291,306	1,244,215	1,144,168	1,138,359		1,047,920		977,545		1,000,000
Average Annual Return, Percent	15.01%		4.23%				4.35%
C000009961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,610	11,610	$ 11,610	11,610	11,610	11,610	$ 11,610				10,745				10,691			11,757	11,000	10,258	9,695	9,812		9,785		9,360		9,550
Average Annual Return, Percent	3.19%		1.57%				1.50%
C000009961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	8.05%		2.51%				1.97%
C000009963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Account Value	$ 11,279	11,279	$ 11,279	11,279	11,279	11,279	$ 11,279				10,515				10,537			11,681	11,005	10,339	9,846	10,041		10,088		9,716		10,000
Average Annual Return, Percent	6.26%		1.76%				1.21%
C000009963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.26%		1.76%				1.21%
C000035174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,482	12,482	$ 12,482	12,482	12,482	12,482	$ 12,482				11,523				11,428			12,542	11,705	10,874	10,242	10,345		10,290		9,815		10,000
Average Annual Return, Percent	8.32%		2.80%				2.24%
C000040951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,746	11,746	$ 11,746	11,746	11,746	11,746	$ 11,746				10,915				10,883			12,020	11,284	10,557	10,007	10,166		10,173		9,760		10,000
Average Annual Return, Percent	7.61%		2.16%				1.62%
C000040952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 12,112	12,112	$ 12,112	12,112	12,112	12,112	$ 12,112				11,216				11,153			12,278	11,492	10,716	10,129	10,260		10,237		9,792		10,000
Average Annual Return, Percent	7.99%		2.48%				1.93%
C000040953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,478	12,478	$ 12,478	12,478	12,478	12,478	$ 12,478				11,517				11,421			12,528	11,689	10,878	10,244	10,346		10,291		9,823		10,000
Average Annual Return, Percent	8.34%		2.78%				2.24%
C000009964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 313,049	313,049	$ 313,049	313,049	313,049	313,049	$ 313,049				288,812				286,386			314,254	293,338	272,505	256,820	259,226		257,715		245,606		250,000
Average Annual Return, Percent	8.29%		2.79%				2.26%
C000185705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,255,449	1,255,449	$ 1,255,449	1,255,449	1,255,449	1,255,449	$ 1,255,449				1,158,073				1,147,139			1,256,405	1,171,250	1,088,470	1,024,753	1,035,421		1,029,016		981,452		1,000,000
Average Annual Return, Percent	8.41%		2.90%				2.30%
C000009965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 15,031	15,031	$ 15,031	15,031	15,031	15,031	$ 15,031				12,132				10,595			16,933	13,581	12,083	10,696	11,685		9,289		9,326		9,450
Average Annual Return, Percent	17.08%		3.29%				4.16%
C000009965 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	23.90%		4.46%				4.75%
C000009967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	21.96%		3.68%				3.97%
C000009967 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 14,757	14,757	$ 14,757	14,757	14,757	14,757	$ 14,757				12,001				10,564			17,010	13,749	12,321	10,985	12,091		9,682		9,802		10,000
Average Annual Return, Percent	22.96%		3.68%				3.97%
C000035175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,407	16,407	$ 16,407	16,407	16,407	16,407	$ 16,407				13,197				11,495			18,314	14,640	12,985	11,450	12,467		9,890		9,902		10,000
Average Annual Return, Percent	24.32%		4.79%				5.08%
C000040954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,483	15,483	$ 15,483	15,483	15,483	15,483	$ 15,483				12,533				10,981			17,595	14,142	12,618	11,203	12,272		9,781		9,858		10,000
Average Annual Return, Percent	23.54%		4.18%				4.47%
C000040955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,956	15,956	$ 15,956	15,956	15,956	15,956	$ 15,956				12,882				11,245			17,968	14,408	12,814	11,340	12,382		9,847		9,891		10,000
Average Annual Return, Percent	23.86%		4.48%				4.78%
C000040956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,461	16,461	$ 16,461	16,461	16,461	16,461	$ 16,461				13,235				11,521			18,351	14,670	13,011	11,473	12,497		9,900		9,917		10,000
Average Annual Return, Percent	24.37%		4.82%				5.11%
C000200564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,609	16,609	$ 16,609	16,609	16,609	16,609	$ 16,609				13,350				11,604			18,465	14,744	13,059	11,508	12,508		9,912		9,921		10,000
Average Annual Return, Percent	24.41%		4.93%				5.20%
C000009968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 412,459	412,459	$ 412,459	412,459	412,459	412,459	$ 412,459				331,622				288,848			459,779	367,437	325,927	287,289	312,701		247,789		248,013		250,000
Average Annual Return, Percent	24.38%		4.82%				5.13%
C000185707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,656,084	1,656,084	$ 1,656,084	1,656,084	1,656,084	1,656,084	$ 1,656,084				1,330,907				1,157,062			1,841,533	1,469,767	1,302,020	1,147,152	1,248,302		989,019		990,243		1,000,000
Average Annual Return, Percent	24.43%		4.93%				5.17%
C000009969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 15,363	15,363	$ 15,363	15,363	15,363	15,363	$ 15,363				12,509				11,267			15,472	12,096	11,254	10,110	11,498		9,343		9,600		9,450
Average Annual Return, Percent	16.06%		5.23%				4.39%
C000009969 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.82%		6.42%				4.98%
C000009971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.89%		5.62%				4.20%
C000009971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 15,086	15,086	$ 15,086	15,086	15,086	15,086	$ 15,086				12,377				11,232			15,545	12,246	11,480	10,393	11,906		9,749		10,090		10,000
Average Annual Return, Percent	21.89%		5.62%				4.20%
C000064694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,789	16,789	$ 16,789	16,789	16,789	16,789	$ 16,789				13,620				12,232			16,753	13,050	12,105	10,840	12,292		9,964		10,203		10,000
Average Annual Return, Percent	23.27%		6.76%				5.32%
C000040957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,792	15,792	$ 15,792	15,792	15,792	15,792	$ 15,792				12,896				11,653			16,059	12,591	11,756	10,588	12,078		9,844		10,136		10,000
Average Annual Return, Percent	22.46%		6.08%				4.68%
C000040958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 16,286	16,286	$ 16,286	16,286	16,286	16,286	$ 16,286				13,260				11,943			16,406	12,824	11,935	10,719	12,191		9,906		10,168		10,000
Average Annual Return, Percent	22.82%		6.41%				5.00%
C000040959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,779	16,779	$ 16,779	16,779	16,779	16,779	$ 16,779				13,621				12,230			16,747	13,052	12,111	10,840	12,293		9,956		10,194		10,000
Average Annual Return, Percent	23.19%		6.74%				5.31%
C000148292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,952	16,952	$ 16,952	16,952	16,952	16,952	$ 16,952				13,747				12,324			16,868	13,130	12,172	10,889	12,329		9,976		10,203		10,000
Average Annual Return, Percent	23.32%		6.85%				5.42%
C000009972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 421,804	421,804	$ 421,804	421,804	421,804	421,804	$ 421,804				342,363				307,380			420,783	327,859	304,052	271,958	308,241		249,562		255,078		250,000
Average Annual Return, Percent	23.20%		6.77%				5.37%
C000185709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,692,352	1,692,352	$ 1,692,352	1,692,352	1,692,352	1,692,352	$ 1,692,352				1,371,770				1,230,184			1,684,125	1,310,524	1,214,728	1,086,311	1,230,595		996,383		1,020,253		1,000,000
Average Annual Return, Percent	23.37%		6.86%				5.40%
C000010008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 2.00% maximum front-end sales charge)
Account Value	$ 12,154	12,154	$ 12,154	12,154	12,154	12,154	$ 12,154				11,195				10,646			11,431	11,256	10,921	10,396	10,328		10,131		9,878		9,800
Average Annual Return, Percent	6.40%		1.75%				1.97%
C000010008 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 2.00% maximum front-end sales charge)
Average Annual Return, Percent	8.57%		2.16%				2.18%
C000010010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.73%		1.40%				1.41%
C000010010 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,508	11,508	$ 11,508	11,508	11,508	11,508	$ 11,508				10,683				10,233			11,070	10,982	10,734	10,287	10,307		10,185		10,005		10,000
Average Annual Return, Percent	7.73%		1.40%				1.41%
C000085295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,754	12,754	$ 12,754	12,754	12,754	12,754	$ 12,754				11,718				11,114			11,900	11,681	11,311	10,720	10,629		10,399		10,111		10,000
Average Annual Return, Percent	8.84%		2.43%				2.46%
C000105490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 12,120	12,120	$ 12,120	12,120	12,120	12,120	$ 12,120				11,190				10,659			11,454	11,304	11,006	10,504	10,449		10,287		10,060		10,000
Average Annual Return, Percent	8.32%		1.95%				1.94%
C000105491 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 12,445	12,445	$ 12,445	12,445	12,445	12,445	$ 12,445				11,448				10,892			11,679	11,505	11,153	10,607	10,537		10,348		10,090		10,000
Average Annual Return, Percent	8.71%		2.22%				2.21%
C000105492 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,745	12,745	$ 12,745	12,745	12,745	12,745	$ 12,745				11,721				11,113			11,903	11,697	11,322	10,745	10,642		10,400		10,110		10,000
Average Annual Return, Percent	8.73%		2.40%				2.45%
C000211747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,848	12,848	$ 12,848	12,848	12,848	12,848	$ 12,848				11,799				11,185			11,955	11,732	11,346	10,750	10,647		10,420		10,125		10,000
Average Annual Return, Percent	8.89%		2.52%				2.54%
C000010011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 319,475	319,475	$ 319,475	319,475	319,475	319,475	$ 319,475				293,531				278,528			298,255	292,771	283,350	268,750	266,164		260,511		253,119		250,000
Average Annual Return, Percent	8.84%		2.43%				2.48%
C000185721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,283,551	1,283,551	$ 1,283,551	1,283,551	1,283,551	1,283,551	$ 1,283,551				1,178,885				1,116,301			1,194,014	1,172,831	1,132,935	1,074,493	1,063,595		1,039,940		1,011,059		1,000,000
Average Annual Return, Percent	8.88%		2.53%				2.53%
C000010042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,293	11,293	$ 11,293	11,293	11,293	11,293	$ 11,293				10,088				9,938			12,041	11,960	11,190	10,059	10,260		10,040		9,583		9,550
Average Annual Return, Percent	6.91%		(0.73%)				1.22%
C000010042 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	11.95%		0.18%				1.69%
C000010044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	10.01%		(0.61%)				0.91%
C000010044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 10,944	10,944	$ 10,944	10,944	10,944	10,944	$ 10,944				9,859				9,803			11,966	11,979	11,287	10,226	10,520		10,371		9,962		10,000
Average Annual Return, Percent	11.01%		(0.61%)				0.91%
C000035179 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,170	12,170	$ 12,170	12,170	12,170	12,170	$ 12,170				10,835				10,655			12,857	12,746	11,874	10,651	10,833		10,578		10,067		10,000
Average Annual Return, Percent	12.32%		0.49%				1.98%
C000040987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,445	11,445	$ 11,445	11,445	11,445	11,445	$ 11,445				10,258				10,147			12,325	12,292	11,537	10,400	10,653		10,458		10,007		10,000
Average Annual Return, Percent	11.57%		(0.16%)				1.36%
C000040988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 11,826	11,826	$ 11,826	11,826	11,826	11,826	$ 11,826				10,556				10,408			12,598	12,524	11,716	10,536	10,755		10,526		10,039		10,000
Average Annual Return, Percent	12.03%		0.19%				1.69%
C000040989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,183	12,183	$ 12,183	12,183	12,183	12,183	$ 12,183				10,852				10,674			12,898	12,779	11,920	10,662	10,851		10,588		10,068		10,000
Average Annual Return, Percent	12.27%		0.44%				1.99%
C000148296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,269	12,269	$ 12,269	12,269	12,269	12,269	$ 12,269				10,917				10,728			12,943	12,817	11,933	10,686	10,873		10,588		10,070		10,000
Average Annual Return, Percent	12.38%		0.56%				2.07%
C000010045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 306,247	306,247	$ 306,247	306,247	306,247	306,247	$ 306,247				272,674				267,724			323,261	320,419	298,711	267,470	272,080		265,264		251,982		250,000
Average Annual Return, Percent	12.31%		0.50%				2.05%
C000185727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,225,935	1,225,935	$ 1,225,935	1,225,935	1,225,935	1,225,935	$ 1,225,935				1,090,909				1,071,074			1,292,381	1,279,989	1,192,046	1,068,330	1,085,586		1,057,840		1,006,735		1,000,000
Average Annual Return, Percent	12.38%		0.56%				2.06%
C000048995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,891	11,891	$ 11,891	11,891	11,891	11,891	$ 11,891				10,818				10,503			11,949	11,608	11,310	10,397	10,408		10,254		9,822		9,550
Average Annual Return, Percent	4.97%		0.08%				1.75%
C000048995 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	9.91%		1.01%				2.22%
C000048997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.06%		0.24%				1.44%
C000048997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,543	11,543	$ 11,543	11,543	11,543	11,543	$ 11,543				10,583				10,340			11,868	11,616	11,404	10,552	10,643		10,565		10,208		10,000
Average Annual Return, Percent	9.06%		0.24%				1.44%
C000048998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,743	12,743	$ 12,743	12,743	12,743	12,743	$ 12,743				11,570				11,209			12,738	12,345	11,986	10,981	10,966		10,790		10,310		10,000
Average Annual Return, Percent	10.14%		1.23%				2.45%
C000200566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 318,575	318,575	$ 318,575	318,575	318,575	318,575	$ 318,575				289,232				279,823			318,045	308,261	299,694	274,523	274,148		269,759		257,754		250,000
Average Annual Return, Percent	10.15%		1.23%				2.45%
C000185741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,281,433	1,281,433	$ 1,281,433	1,281,433	1,281,433	1,281,433	$ 1,281,433				1,161,726				1,124,320			1,275,336	1,235,043	1,199,652	1,099,049	1,096,897		1,079,034		1,031,014		1,000,000
Average Annual Return, Percent	10.30%		1.33%				2.51%
C000049001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 13,539	13,539	$ 13,539	13,539	13,539	13,539	$ 13,539				11,607				10,956			13,290	12,592	11,636	10,635	10,718		9,992		9,337		9,550
Average Annual Return, Percent	11.39%		2.13%				3.08%
C000049001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	16.64%		3.08%				3.55%
C000048999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	14.82%		2.34%				2.79%
C000048999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,172	13,172	$ 13,172	13,172	13,172	13,172	$ 13,172				11,373				10,815			13,219	12,603	11,734	10,806	10,969		10,312		9,703		10,000
Average Annual Return, Percent	15.82%		2.34%				2.79%
C000049000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,557	14,557	$ 14,557	14,557	14,557	14,557	$ 14,557				12,446				11,711			14,172	13,377	12,339	11,236	11,307		10,517		9,803		10,000
Average Annual Return, Percent	16.96%		3.36%				3.83%
C000105493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,719	13,719	$ 13,719	13,719	13,719	13,719	$ 13,719				11,805				11,168			13,604	12,934	12,001	10,988	11,110		10,399		9,736		10,000
Average Annual Return, Percent	16.21%		2.71%				3.21%
C000105494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,146	14,146	$ 14,146	14,146	14,146	14,146	$ 14,146				12,146				11,453			13,903	13,172	12,184	11,122	11,211		10,465		9,766		10,000
Average Annual Return, Percent	16.47%		3.03%				3.53%
C000105495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,598	14,598	$ 14,598	14,598	14,598	14,598	$ 14,598				12,490				11,734			14,199	13,413	12,367	11,265	11,317		10,529		9,795		10,000
Average Annual Return, Percent	16.88%		3.37%				3.86%
C000148300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,712	14,712	$ 14,712	14,712	14,712	14,712	$ 14,712				12,574				11,800			14,277	13,474	12,402	11,291	11,337		10,530		9,802		10,000
Average Annual Return, Percent	17.01%		3.48%				3.94%
C000052097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 365,185	365,185	$ 365,185	365,185	365,185	365,185	$ 365,185				312,342				293,762			355,545	335,867	309,942	281,993	283,390		263,210		245,014		250,000
Average Annual Return, Percent	16.92%		3.33%				3.86%
C000185743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,465,532	1,465,532	$ 1,465,532	1,465,532	1,465,532	1,465,532	$ 1,465,532				1,251,524				1,176,372			1,422,246	1,342,474	1,237,369	1,125,580	1,130,158		1,051,678		980,250		1,000,000
Average Annual Return, Percent	17.10%		3.44%				3.90%
C000065302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 14,893	14,893	$ 14,893	14,893	14,893	14,893	$ 14,893				12,187				10,754			14,216	11,200	11,485	10,558	11,792		9,497		9,284		9,450
Average Annual Return, Percent	15.48%		4.15%				4.06%
C000065302 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.20%		5.33%				4.65%
C000065304 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.20%		4.49%				3.86%
C000065304 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 14,598	14,598	$ 14,598	14,598	14,598	14,598	$ 14,598				12,045				10,710			14,286	11,333	11,717	10,848	12,211		9,904		9,761		10,000
Average Annual Return, Percent	21.20%		4.49%				3.86%
C000065306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,301	16,301	$ 16,301	16,301	16,301	16,301	$ 16,301				13,302				11,681			15,413	12,093	12,366	11,315	12,601		10,122		9,870		10,000
Average Annual Return, Percent	22.55%		5.68%				5.01%
C000065307 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,339	15,339	$ 15,339	15,339	15,339	15,339	$ 15,339				12,590				11,131			14,777	11,661	11,998	11,050	12,393		10,014		9,816		10,000
Average Annual Return, Percent	21.84%		5.04%				4.37%
C000065308 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,762	15,762	$ 15,762	15,762	15,762	15,762	$ 15,762				12,899				11,378			15,052	11,852	12,158	11,165	12,485		10,058		9,838		10,000
Average Annual Return, Percent	22.19%		5.33%				4.66%
C000065309 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,238	16,238	$ 16,238	16,238	16,238	16,238	$ 16,238				13,250				11,651			15,360	12,060	12,332	11,285	12,535		10,068		9,870		10,000
Average Annual Return, Percent	22.55%		5.66%				4.97%
C000200567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,559	16,559	$ 16,559	16,559	16,559	16,559	$ 16,559				13,491				11,856			15,605	12,237	12,501	11,438	12,647		10,145		9,875		10,000
Average Annual Return, Percent	22.74%		5.78%				5.17%
C000065305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 409,717	409,717	$ 409,717	409,717	409,717	409,717	$ 409,717				334,398				293,998			387,609	304,390	311,241	284,807	316,182		253,620		246,878		250,000
Average Annual Return, Percent	22.52%		5.65%				5.06%
C000185747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,644,509	1,644,509	$ 1,644,509	1,644,509	1,644,509	1,644,509	$ 1,644,509				1,341,077				1,177,364			1,550,843	1,216,347	1,241,401	1,135,929	1,261,244		1,012,216		987,030		1,000,000
Average Annual Return, Percent	22.63%		5.79%				5.10%
C000089180 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 17,612	17,612	$ 17,612	17,612	17,612	17,612	$ 17,612				14,643				12,048			14,299	9,572	12,001	11,551	12,788		10,251		9,458		9,450
Average Annual Return, Percent	13.66%		6.76%				5.82%
C000089180 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	20.28%		7.97%				6.42%
C000089181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	18.41%		7.16%				5.67%
C000089181 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 17,357	17,357	$ 17,357	17,357	17,357	17,357	$ 17,357				14,536				12,052			14,420	9,726	12,285	11,910	13,281		10,710		9,944		10,000
Average Annual Return, Percent	19.41%		7.16%				5.67%
C000089182 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,238	19,238	$ 19,238	19,238	19,238	19,238	$ 19,238				15,945				13,085			15,489	10,340	12,922	12,402	13,689		10,933		10,045		10,000
Average Annual Return, Percent	20.66%		8.28%				6.76%
C000089183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 18,052	18,052	$ 18,052	18,052	18,052	18,052	$ 18,052				15,059				12,435			14,810	9,950	12,512	12,086	13,431		10,792		9,985		10,000
Average Annual Return, Percent	19.88%		7.61%				6.08%
C000089184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 18,605	18,605	$ 18,605	18,605	18,605	18,605	$ 18,605				15,470				12,735			15,123	10,133	12,707	12,236	13,552		10,856		10,008		10,000
Average Annual Return, Percent	20.26%		7.92%				6.41%
C000089185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,196	19,196	$ 19,196	19,196	19,196	19,196	$ 19,196				15,912				13,061			15,462	10,324	12,896	12,384	13,678		10,926		10,040		10,000
Average Annual Return, Percent	20.64%		8.28%				6.74%
C000211748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,390	19,390	$ 19,390	19,390	19,390	19,390	$ 19,390				16,065				13,171			15,571	10,389	12,966	12,431	13,718		10,950		10,055		10,000
Average Annual Return, Percent	20.69%		8.38%				6.85%
C000089186 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 482,535	482,535	$ 482,535	482,535	482,535	482,535	$ 482,535				400,153				328,185			388,517	259,295	323,848	310,765	342,959		273,743		251,366		250,000
Average Annual Return, Percent	20.59%		8.30%				6.80%
C000185753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,938,191	1,938,191	$ 1,938,191	1,938,191	1,938,191	1,938,191	$ 1,938,191				1,604,444				1,315,751			1,555,708	1,037,567	1,295,527	1,242,802	1,370,460		1,093,310		1,004,532		1,000,000
Average Annual Return, Percent	20.80%		8.39%				6.84%
C000101254 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 9,735	9,735	$ 9,735	9,735	9,735	9,735	$ 9,735				8,890				7,766			9,731	9,429	9,824	8,579	9,350		8,754		7,914		9,550
Average Annual Return, Percent	4.58%		(1.10%)				(0.27%)
C000101254 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	9.50%		(0.18%)				0.19%
C000101255 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.81%		(0.89%)				(0.55%)
C000101255 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 9,463	9,463	$ 9,463	9,463	9,463	9,463	$ 9,463				8,698				7,663			9,667	9,437	9,898	8,715	9,562		9,022		8,219		10,000
Average Annual Return, Percent	8.81%		(0.89%)				(0.55%)
C000101256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,462	10,462	$ 10,462	10,462	10,462	10,462	$ 10,462				9,521				8,306			10,373	10,043	10,433	9,078	9,868		9,213		8,305		10,000
Average Annual Return, Percent	9.88%		0.06%				0.45%
C000101257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 10,032	10,032	$ 10,032	10,032	10,032	10,032	$ 10,032				9,154				8,023			10,064	9,762	10,165	8,853	9,669		9,070		8,260		10,000
Average Annual Return, Percent	9.60%		(0.26%)				0.03%
C000101258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 10,196	10,196	$ 10,196	10,196	10,196	10,196	$ 10,196				9,287				8,125			10,171	9,872	10,270	8,963	9,773		9,156		8,286		10,000
Average Annual Return, Percent	9.80%		(0.14%)				0.19%
C000101259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 10,485	10,485	$ 10,485	10,485	10,485	10,485	$ 10,485				9,514				8,303			10,373	10,024	10,390	9,038	9,822		9,179		8,311		10,000
Average Annual Return, Percent	10.20%		0.18%				0.47%
C000101260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 262,878	262,878	$ 262,878	262,878	262,878	262,878	$ 262,878				238,938				208,599			260,245	251,793	261,535	227,186	246,910		230,520		207,742		250,000
Average Annual Return, Percent	10.02%		0.15%				0.53%
C000185755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,055,765	1,055,765	$ 1,055,765	1,055,765	1,055,765	1,055,765	$ 1,055,765				957,780				834,651			1,043,270	1,007,275	1,045,447	909,050	987,396		921,254		830,489		1,000,000
Average Annual Return, Percent	10.23%		0.20%				0.54%
C000101266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 14,290	14,290	$ 14,290	14,290	14,290	14,290	$ 14,290				11,071				9,494			13,694	11,301	10,959	10,071	11,656		8,958		8,255		9,450
Average Annual Return, Percent	21.98%		4.27%				3.63%
C000101266 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	29.08%		5.45%				4.22%
C000101267 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	27.03%		4.66%				3.44%
C000101267 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 14,030	14,030	$ 14,030	14,030	14,030	14,030	$ 14,030				10,958				9,468			13,740	11,428	11,175	10,354	12,085		9,348		8,680		10,000
Average Annual Return, Percent	28.03%		4.66%				3.44%
C000101261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,630	15,630	$ 15,630	15,630	15,630	15,630	$ 15,630				12,067				10,320			14,835	12,196	11,789	10,817	12,476		9,557		8,773		10,000
Average Annual Return, Percent	29.53%		5.80%				4.57%
C000101262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,739	14,739	$ 14,739	14,739	14,739	14,739	$ 14,739				11,446				9,847			14,231	11,762	11,455	10,563	12,266		9,440		8,716		10,000
Average Annual Return, Percent	28.76%		5.17%				3.96%
C000101263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,139	15,139	$ 15,139	15,139	15,139	15,139	$ 15,139				11,739				10,058			14,519	11,978	11,616	10,669	12,344		9,489		8,750		10,000
Average Annual Return, Percent	28.97%		5.44%				4.23%
C000101264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,485	15,485	$ 15,485	15,485	15,485	15,485	$ 15,485				11,971				10,233			14,696	12,122	11,716	10,735	12,401		9,491		8,770		10,000
Average Annual Return, Percent	29.36%		5.74%				4.47%
C000200569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,836	15,836	$ 15,836	15,836	15,836	15,836	$ 15,836				12,210				10,419			14,957	12,285	11,864	10,859	12,512		9,577		8,773		10,000
Average Annual Return, Percent	29.70%		5.94%				4.70%
C000101265 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 392,747	392,747	$ 392,747	392,747	392,747	392,747	$ 392,747				303,304				259,032			372,274	305,964	295,708	271,150	312,805		239,434		219,335		250,000
Average Annual Return, Percent	29.49%		5.84%				4.62%
C000185757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,580,532	1,580,532	$ 1,580,532	1,580,532	1,580,532	1,580,532	$ 1,580,532				1,219,225				1,039,316			1,492,273	1,225,370	1,183,324	1,083,905	1,250,153		955,747		877,334		1,000,000
Average Annual Return, Percent	29.63%		5.96%				4.68%
C000101268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 10,956	10,956	$ 10,956	10,956	10,956	10,956	$ 10,956				10,081				9,997			10,701	10,759	10,674	10,101	9,885		9,800		9,628		9,550
Average Annual Return, Percent	3.79%		(0.40%)				0.92%
C000101268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	8.68%		0.52%				1.38%
C000101269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	6.90%		(0.22%)				0.64%
C000101269 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 10,663	10,663	$ 10,663	10,663	10,663	10,663	$ 10,663				9,882				9,886			10,649	10,784	10,784	10,278	10,132		10,113		10,017		10,000
Average Annual Return, Percent	7.90%		(0.22%)				0.64%
C000101270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,792	11,792	$ 11,792	11,792	11,792	11,792	$ 11,792				10,818				10,705			11,414	11,452	11,328	10,685	10,429		10,310		10,116		10,000
Average Annual Return, Percent	9.00%		0.81%				1.66%
C000101271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,096	11,096	$ 11,096	11,096	11,096	11,096	$ 11,096				10,242				10,202			10,953	11,053	11,005	10,442	10,256		10,197		10,048		10,000
Average Annual Return, Percent	8.34%		0.16%				1.04%
C000101272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 11,441	11,441	$ 11,441	11,441	11,441	11,441	$ 11,441				10,531				10,452			11,187	11,254	11,160	10,557	10,341		10,252		10,071		10,000
Average Annual Return, Percent	8.65%		0.50%				1.36%
C000101273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,798	11,798	$ 11,798	11,798	11,798	11,798	$ 11,798				10,825				10,713			11,422	11,464	11,341	10,699	10,453		10,324		10,119		10,000
Average Annual Return, Percent	8.98%		0.79%				1.67%
C000148301 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,918	11,918	$ 11,918	11,918	11,918	11,918	$ 11,918				10,929				10,797			11,513	11,531	11,398	10,743	10,474		10,344		10,127		10,000
Average Annual Return, Percent	9.05%		0.90%				1.77%
C000101274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 296,050	296,050	$ 296,050	296,050	296,050	296,050	$ 296,050				271,697				268,885			286,897	287,624	284,455	268,247	261,850		258,618		253,176		250,000
Average Annual Return, Percent	8.96%		0.80%				1.71%
C000185759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,187,145	1,187,145	$ 1,187,145	1,187,145	1,187,145	1,187,145	$ 1,187,145				1,088,323				1,076,253			1,146,690	1,149,583	1,136,243	1,070,828	1,043,890		1,030,978		1,011,637		1,000,000
Average Annual Return, Percent	9.08%		0.88%				1.73%
C000105103 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 3.00% maximum front-end sales charge)
Account Value	$ 13,830	13,830	$ 13,830	13,830	13,830	13,830	$ 13,830				12,667				11,507			12,328	11,391	11,443	11,181	10,790		10,143		9,409		9,700
Average Annual Return, Percent	5.91%		3.23%				3.30%
C000105103 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 3.00% maximum front-end sales charge)
Average Annual Return, Percent	9.18%		3.86%				3.61%
C000105104 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	7.48%		3.12%				2.86%
C000105104 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,251	13,251	$ 13,251	13,251	13,251	13,251	$ 13,251				12,216				11,182			12,063	11,234	11,367	11,187	10,877		10,302		9,637		10,000
Average Annual Return, Percent	8.48%		3.12%				2.86%
C000105105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,582	14,582	$ 14,582	14,582	14,582	14,582	$ 14,582				13,318				12,061			12,897	11,884	11,949	11,643	11,208		10,510		9,725		10,000
Average Annual Return, Percent	9.49%		4.06%				3.84%
C000105106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,867	13,867	$ 13,867	13,867	13,867	13,867	$ 13,867				12,733				11,602			12,469	11,558	11,645	11,402	11,036		10,405		9,679		10,000
Average Annual Return, Percent	8.91%		3.55%				3.32%
C000105107 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,290	14,290	$ 14,290	14,290	14,290	14,290	$ 14,290				13,075				11,877			12,728	11,760	11,803	11,534	11,131		10,463		9,709		10,000
Average Annual Return, Percent	9.29%		3.90%				3.63%
C000105108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,878	14,878	$ 14,878	14,878	14,878	14,878	$ 14,878				13,576				12,296			13,136	12,098	12,108	11,787	11,342		10,640		9,737		10,000
Average Annual Return, Percent	9.59%		4.21%				4.05%
C000105109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 367,306	367,306	$ 367,306	367,306	367,306	367,306	$ 367,306				335,310				303,904			324,474	299,259	299,570	291,665	280,632		262,991		243,196		250,000
Average Annual Return, Percent	9.54%		4.16%				3.92%
C000185761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,467,271	1,467,271	$ 1,467,271	1,467,271	1,467,271	1,467,271	$ 1,467,271				1,339,795				1,213,422			1,294,702	1,193,822	1,195,888	1,164,092	1,120,053		1,050,977		972,471		1,000,000
Average Annual Return, Percent	9.51%		4.18%				3.91%
C000156246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,805	11,805	$ 11,805	11,805	11,805	$ 11,805	$ 11,805				10,650				10,402			12,075	11,706	11,365	10,327	10,365		10,158		9,709	$ 9,550
Average Annual Return, Percent	5.86%		(0.16%)			1.78%
C000156246 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	10.85%		0.76%			2.27%
C000156247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	8.92%		(0.03%)			1.70%
C000156247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,719	11,719	$ 11,719	11,719	11,719	$ 11,719	11,719				10,662				10,481			12,271	11,975	11,734	10,681	10,722		10,526		10,135	10,000
Average Annual Return, Percent	9.92%		(0.03%)			1.70%
C000156248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,637	12,637	$ 12,637	12,637	12,637	$ 12,637	12,637				11,384				11,082			12,841	12,408	12,030	10,907	10,920		10,675		10,177	10,000
Average Annual Return, Percent	11.01%		0.99%			2.51%
C000185771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,268,443	1,268,443	$ 1,268,443	1,268,443	1,268,443	$ 1,268,443	$ 1,268,443				1,141,819				1,110,743			1,286,151	1,243,077	1,203,318	1,090,114	1,092,291		1,067,544		1,017,738	1,000,000
Average Annual Return, Percent	11.09%		1.06%				2.56%
C000156249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 10,824	10,824	$ 10,824	10,824	10,824	$ 10,824	$ 10,824				10,255				10,025			10,634	10,476	10,282	9,824	9,827		9,748		9,637	9,550
Average Annual Return, Percent	0.80%		0.11%			0.84%
C000156249 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	5.55%		1.03%			1.34%
C000156250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Account Value	$ 10,742	10,742	$ 10,742	10,742	10,742	$ 10,742	10,742				10,253				10,099			10,794	10,723	10,592	10,133	10,157		10,103		10,053	10,000
Average Annual Return, Percent	3.77%		0.28%			0.76%
C000156250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Average Annual Return, Percent	4.77%		0.28%			0.76%
C000156251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,571	11,571	$ 11,571	11,571	11,571	$ 11,571	11,571				10,943				10,670			11,292	11,109	10,879	10,368	10,361		10,243		10,101	10,000
Average Annual Return, Percent	5.74%		1.24%			1.56%
C000185773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,162,996	1,162,996	$ 1,162,996	1,162,996	1,162,996	$ 1,162,996	1,162,996				1,097,900				1,070,142			1,131,593	1,112,477	1,088,636	1,037,353	1,036,397		1,024,317		1,010,142	1,000,000
Average Annual Return, Percent	5.93%		1.33%			1.62%
C000166660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 23,289	23,289	$ 23,289	23,289	$ 23,289	$ 23,289	23,289				18,107				18,136			23,555	16,747	13,586	11,665	13,267		10,896	$ 9,450
Average Annual Return, Percent	21.54%		10.13%		10.24%
C000166660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	28.62%		11.38%		10.96%
C000166661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	26.65%		10.51%		10.41%
C000166661 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 23,597	23,597	$ 23,597	23,597	$ 23,597	23,597	23,597				18,485				18,657			24,415	17,496	14,314	12,268	13,933		11,470	10,000
Average Annual Return, Percent	27.65%		10.51%		10.41%
C000166662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,272	25,272	$ 25,272	25,272	$ 25,272	25,272	25,272				19,592				19,548			25,331	17,961	14,534	12,439	14,105		11,550	10,000
Average Annual Return, Percent	28.99%		11.70%		11.28%
C000166663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 24,769	24,769	$ 24,769	24,769	$ 24,769	24,769	24,769				19,312				19,373			25,197	17,909	14,499	12,311	13,993		11,500	10,000
Average Annual Return, Percent	28.25%		11.30%		11.03%
C000166664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 24,951	24,951	$ 24,951	24,951	$ 24,951	24,951	24,951				19,360				19,375			25,105	17,825	14,436	12,362	14,036		11,520	10,000
Average Annual Return, Percent	28.88%		11.56%		11.12%
C000166665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 25,303	25,303	$ 25,303	25,303	$ 25,303	25,303	25,303				19,605				19,544			25,300	17,932	14,510	12,414	14,081		11,540	10,000
Average Annual Return, Percent	29.06%		11.76%		11.30%
C000166666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 25,554	25,554	$ 25,554	25,554	$ 25,554	25,554	25,554				19,782				19,710			25,471	18,034	14,576	12,445	14,101		11,550	10,000
Average Annual Return, Percent	29.18%		11.88%		11.43%
C000166667 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 634,959	634,959	$ 634,959	634,959	$ 634,959	634,959	634,959				492,085				490,486			634,865	450,003	363,891	311,026	352,535		288,750	250,000
Average Annual Return, Percent	29.03%		11.78%		11.35%
C000185775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,551,878	2,551,878	$ 2,551,878	2,551,878	$ 2,551,878	2,551,878	2,551,878				1,975,304				1,966,961			2,543,864	1,800,124	1,454,487	1,244,375	1,410,509		1,155,000	1,000,000
Average Annual Return, Percent	29.19%		11.90%		11.41%
C000175596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 18,352	18,352	$ 18,352	$ 18,352	$ 18,352	18,352	18,352				13,953				14,660			19,597	14,448	12,633	10,805	10,990	$ 9,450
Average Annual Return, Percent	24.29%		6.54%	8.24%
C000175596 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	31.52%		7.75%	9.04%
C000175597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	29.52%		6.96%	8.30%
C000175597 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 18,435	18,435	$ 18,435	$ 18,435	18,435	18,435	18,435				14,124				14,952			20,130	14,964	13,170	11,309	11,570	10,000
Average Annual Return, Percent	30.52%		6.96%	8.30%
C000175598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,948	19,948	$ 19,948	$ 19,948	19,948	19,948	19,948				15,128				15,834			21,100	15,512	13,514	11,504	11,660	10,000
Average Annual Return, Percent	31.86%		8.10%	9.42%
C000175599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,243	19,243	$ 19,243	$ 19,243	19,243	19,243	19,243				14,674				15,441			20,682	15,293	13,391	11,451	11,630	10,000
Average Annual Return, Percent	31.14%		7.52%	8.91%
C000175600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,585	19,585	$ 19,585	$ 19,585	19,585	19,585	19,585				14,883				15,625			20,854	15,374	13,416	11,457	11,640	10,000
Average Annual Return, Percent	31.60%		7.86%	9.16%
C000175601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,963	19,963	$ 19,963	$ 19,963	19,963	19,963	19,963				15,135				15,834			21,074	15,484	13,491	11,487	11,650	10,000
Average Annual Return, Percent	31.90%		8.15%	9.43%
C000175602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,136	20,136	$ 20,136	$ 20,136	20,136	20,136	20,136				15,242				15,925			21,179	15,536	13,525	11,516	11,660	10,000
Average Annual Return, Percent	32.11%		8.28%	9.55%
C000175603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 501,471	501,471	$ 501,471	$ 501,471	501,471	501,471	501,471				380,113				397,534			529,010	388,620	337,504	287,440	291,250	250,000
Average Annual Return, Percent	31.93%		8.24%	9.50%
C000185166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,015,099	2,015,099	$ 2,015,099	$ 2,015,099	2,015,099	2,015,099	2,015,099				1,524,863				1,594,049			2,119,965	1,555,372	1,351,896	1,151,281	1,165,000	1,000,000
Average Annual Return, Percent	32.15%		8.31%	9.56%
C000236422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,005	$ 11,005	$ 11,005	$ 11,005	11,005	11,005	11,005	$ 10,878	$ 10,473	$ 10,551	9,651	$ 9,945	$ 9,961	$ 9,879	9,128	$ 9,674	$ 9,550
Average Annual Return, Percent	8.90%	4.07%
C000236422 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	14.04%	6.09%
C000236424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	12.40%	5.42%
C000236424 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,352	$ 11,352	11,352	11,352	11,352	11,352	11,352	11,232	10,844	10,938	10,011	10,315	10,353	10,288	9,527	10,118	10,000
Average Annual Return, Percent	13.40%	5.42%
C000236423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,587	$ 11,587	11,587	11,587	11,587	11,587	11,587	11,445	11,011	11,088	10,142	10,447	10,447	10,354	9,569	10,134	10,000
Average Annual Return, Percent	14.24%	6.33%
C000236425 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,603	$ 11,603	11,603	11,603	11,603	11,603	11,603	11,449	11,016	11,095	10,153	10,456	10,455	10,361	9,571	10,135	10,000
Average Annual Return, Percent	14.28%	6.39%
C000236421 [Member]
Account Value [Line Items]
Account Value	$ 11,626	$ 11,626	11,626	11,626	11,626	11,626	11,626	11,480	11,042	11,118	10,162	10,463	10,470	10,373	9,575	10,136	10,000
Average Annual Return, Percent	14.41%	6.48%
C000236420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 289,979	$ 289,979	289,979	289,979	289,979	289,979	289,979	286,166	275,631	277,547	253,748	261,336	261,306	258,948	239,284	253,363	250,000
Average Annual Return, Percent	14.28%	6.38%
C000236419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,162,545	$ 1,162,545	$ 1,162,545	1,162,545	1,162,545	1,162,545	$ 1,162,545	1,146,838	1,104,207	1,111,841	1,016,176	1,046,338	1,047,016	1,037,322	957,525	1,013,598	1,000,000
Average Annual Return, Percent	14.40%	6.48%
Bloomberg US Aggregate Bond S000003572 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value																		12,393	12,453	11,727	10,517	10,737		10,641		10,196		10,000
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
Bloomberg US Aggregate Bond S000003580 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
Bloomberg US Aggregate Bond S000003584 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
MSCI ACWI ex USA S000003585 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		5.78%				4.79%
Bloomberg US Aggregate Bond S000003596 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	$ 12,548	$ 12,548	12,548	12,548	$ 12,548	$ 12,548				11,439				11,144			12,661	12,336	11,908	10,883	10,939		10,704		10,287	10,000	10,000
Average Annual Return, Percent	9.70%		1.05%			2.36%	2.30%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,714	16,714	$ 16,714	16,714	16,714	$ 16,714	$ 16,714				13,592				11,881			15,430	11,500	12,347	11,119	11,937		9,671		9,993		10,000
Average Annual Return, Percent	22.97%		6.24%				5.27%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	10,230	$ 10,230	10,230	10,230	10,230	$ 10,230				9,339				9,181			11,590	11,736	11,110	10,143	10,355		10,235		9,693		10,000
Average Annual Return, Percent	9.55%		(1.64%)				0.23%
Bloomberg US Aggregate Bond S000032811 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
Morningstar LSTA US Leveraged Loan S000034093 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	10.56%		6.02%				4.92%
Bloomberg US Aggregate Bond S000034093 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%		(0.23%)				1.49%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 16,169	16,169	$ 16,169	16,169	16,169	16,169	$ 16,169				14,625				13,067			13,315	12,278	12,070	11,756	11,246		10,704		10,048		10,000
Average Annual Return, Percent	10.56%		6.02%				4.92%
Bloomberg US Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield Bond Index
Account Value	$ 16,078	16,078	$ 16,078	16,078	16,078	16,078	$ 16,078				13,804				12,994			14,726	13,323	12,874	11,878	11,763		10,800		9,806		10,000
Average Annual Return, Percent	16.47%		4.55%				4.86%
Bloomberg US TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS Index
Account Value	$ 12,510	12,510	$ 12,510	12,510	12,510	12,510	$ 12,510				11,518				11,602			13,106	12,240	11,220	10,297	10,426		10,439		9,858		10,000
Average Annual Return, Percent	8.61%		2.20%				2.26%
Bloomberg US TIPS 1 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US TIPS 1-10 Year Index
Account Value	$ 12,702	12,702	$ 12,702	12,702	12,702	12,702	$ 12,702				11,794				11,691			12,595	11,766	10,996	10,289	10,352		10,337		9,876		10,000
Average Annual Return, Percent	7.70%		2.93%				2.42%
MSCI ACWI ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth Index (Net)
Account Value	$ 17,010	17,010	$ 17,010	17,010	17,010	17,010	$ 17,010				13,589				12,445			18,035	14,695	13,187	11,304	12,389		9,931		9,919		10,000
Average Annual Return, Percent	25.17%		5.22%				5.46%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	15,972	$ 15,972	15,972	15,972	15,972	$ 15,972				12,847				11,463			15,228	11,745	12,059	10,838	11,812		9,553		9,532		10,000
Average Annual Return, Percent	24.33%		5.78%				4.79%
Bloomberg 1 3 Year US Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 11,672	11,672	$ 11,672	11,672	11,672	11,672	$ 11,672				10,986				10,643			11,189	11,194	10,828	10,323	10,288		10,219		10,087		10,000
Average Annual Return, Percent	6.25%		1.51%				1.56%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,341	$ 10,341	$ 10,341	10,341	10,341	10,341	$ 10,341	$ 10,316	$ 9,819	$ 10,125	9,355	$ 9,815	$ 9,966	$ 9,917	9,321	$ 10,157	$ 10,000
Average Annual Return, Percent	10.55%	1.53%	(0.23%)				1.49%
Bloomberg Municipal Bond 1 15 Year Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value	$ 12,258	$ 12,258	$ 12,258	12,258	12,258	12,258	$ 12,258				11,399				11,125			12,218	12,004	11,580	10,711	10,768		10,563		10,246		10,000
Average Annual Return, Percent	7.53%		1.14%				2.06%
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Account Value	$ 15,199	15,199	$ 15,199	15,199	15,199	15,199	$ 15,199				12,382				10,483			12,532	9,061	11,106	10,526	11,403		9,255		9,577		10,000
Average Annual Return, Percent	22.75%		6.47%				4.28%
JP Morgan GBI Emerging Markets Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI Emerging Markets Global Diversified Index
Account Value	$ 9,942	9,942	$ 9,942	9,942	9,942	9,942	$ 9,942				9,141				8,054			10,102	10,018	10,414	9,010	9,645		9,169		8,257		10,000
Average Annual Return, Percent	8.76%		(0.92%)				(0.06%)
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 14,012	14,012	$ 14,012	14,012	14,012	14,012	$ 14,012				11,181				10,092			14,631	12,509	11,556	10,331	11,809		9,339		8,547		10,000
Average Annual Return, Percent	25.32%		3.93%				3.43%
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,537	9,537	$ 9,537	9,537	9,537	9,537	$ 9,537				8,800				8,761			11,264	11,679	11,018	10,023	10,238		10,215		9,637		10,000
Average Annual Return, Percent	8.37%		(2.85%)				(0.47%)
ICE BofA 1 3 Year BB B US Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
Account Value	$ 15,751	15,751	$ 15,751	15,751	15,751	$ 15,751	$ 15,751				14,163				13,282			13,679	12,717	12,666	11,903	11,560		10,920		10,166		$ 10,000
Average Annual Return, Percent	11.21%		4.46%				4.65%
Bloomberg Municipal Bond S000049412 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%		1.05%			2.36%	2.36%
Bloomberg Municipal Bond Short 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Short 1-5 Year Index
Account Value	$ 11,428	11,428	$ 11,428	11,428	11,428	$ 11,428	$ 11,428				10,846				10,614			11,171	11,087	10,789	10,334	10,336		10,207		$ 10,120	$ 10,000
Average Annual Return, Percent	5.37%		1.16%			1.43%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 26,205	$ 26,205	$ 26,205	$ 26,205	$ 26,205	$ 26,205	$ 26,205				$ 19,734				$ 17,858			$ 22,311	$ 16,252	$ 15,495	$ 13,762	$ 13,834	$ 10,000	$ 11,228	$ 10,000
Average Annual Return, Percent	32.79%		11.08%	10.44%	11.69%		11.69%